Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets
	December 31, 2020			December 31, 2019
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists and relationships	$5,690	$(1,663)	$4,027	$3,270	$(1,104)	$2,166
Trade names	1,000	(434)	566	490	(262)	228
Developed technology	70	(3)	67	-	-	-
Backlog	60	(57)	3	-	-	-
	$6,820	$(2,157)	$4,663	$3,760	$(1,366)	$2,394

Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets
	Expected Life	Weighted Average Remaining Useful Life
Customer lists and relationships	7-12 years	9.8 years
Trade name	3 years	2.6 years
Developed technology	3 years	2.9 years
Backlog	3 months	0.2 years

Schedule of amortization expense of definite lived intangible assets
Estimated Amortization
(in thousands)
Year ending December 31,
2021	$1,098
2022	1,089
2023	895
2024	531
2025	360
Thereafter	690
Total	$4,663